Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000215611
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	BLNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Standpoint Multi-Asset Fund (the “Fund”) for the period of November 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.
Additional Information Phone Number	(866) 738-1128
Additional Information Website	https://funddocs.filepoint.com/standpoint/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	1.24%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 30, 2019)
Standpoint Multi-Asset Fund - Institutional Class	32.18%	9.65%	12.28%
Bloomberg Global Aggregate Total Return Index Value Hedged USD	2.79%	0.82%	1.15%
ICE BofA U.S. Treasury Bill Index	4.04%	3.42%	2.81%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (866) 738-1128 or visit https://www.standpointfunds.com/fund for updated performance information.

Performance Inception Date	Dec. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 829,394,826
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 4,078,933
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$829,394,826
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$4,078,933
Portfolio Turnover	0%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	34.3%
U.S. Treasury Obligations	11.4%
Exchange-Traded Funds	54.3%

C000215610
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	REMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Standpoint Multi-Asset Fund (the “Fund”) for the period of November 1, 2025 through April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/standpoint/. You can also request this information by contacting us at (866) 738-1128.
Additional Information Phone Number	(866) 738-1128
Additional Information Website	https://funddocs.filepoint.com/standpoint/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	1.49%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 30, 2019)
Standpoint Multi-Asset Fund - Investor Class	31.89%	9.38%	12.01%
Bloomberg Global Aggregate Total Return Index Value Hedged USD	2.79%	0.82%	1.15%
ICE BofA U.S. Treasury Bill Index	4.04%	3.42%	2.81%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (866) 738-1128 or visit https://www.standpointfunds.com/fund for updated performance information.

Performance Inception Date	Dec. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 829,394,826
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 4,078,933
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$829,394,826
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$4,078,933
Portfolio Turnover	0%

Holdings [Text Block]

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	34.3%
U.S. Treasury Obligations	11.4%
Exchange-Traded Funds	54.3%